                       SUPPLEMENT DATED JUNE 1, 2012 TO

             PROSPECTUS DATED APRIL 30, 2010 (AS SUPPLEMENTED) FOR

                      FLEXIBLE PURCHASE PAYMENT VARIABLE
                          DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On May 25, 2012, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments Money Market Fund and the GE Investments Mid-Cap Equity Fund (each, a "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON AUGUST 3, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON AUGUST 3, 2012 TO THE GOLDMAN SACHS VARIABLE INSURANCE TRUST -- MONEY MARKET FUND.

Effective August 3, 2012, the Goldman Sachs Variable Insurance Trust -- Money Market Fund will be added to your Contract. All references to the GE Investments Money Market Fund in the prospectus will be deleted and replaced with Goldman Sachs Variable Insurance Trust -- Money Market Fund. In the "Subaccounts" section of the prospectus, the Portfolio will be deleted and replaced with the following:

                                                                                            ADVISER (AND SUB-ADVISER(S),
                        SUBACCOUNT INVESTING IN             INVESTMENT OBJECTIVE                   AS APPLICABLE)
                        ---------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET  The Fund seeks to maximize current     Goldman Sachs Asset Management,
INSURANCE TRUST         FUND -- SERVICE SHARES      income to the extent consistent with   L.P.
                                                    the preservation of capital and the
                                                    maintenance of liquidity by investing
                                                    exclusively in high quality money
                                                    market instruments.
                        ---------------------------------------------------------------------------------------------------

40725 SUPPI 06/01/12

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to August 3, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

SUBACCOUNTS


                         SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                         ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. CORE EQUITY FUND --    Long-term growth of capital.
FUNDS (INVESCO VARIABLE  SERIES I SHARES
INSURANCE FUNDS)
                         ---------------------------------------------------------------------------
                         INVESCO V.I. INTERNATIONAL GROWTH   Long-term growth of capital.
                         FUND -- SERIES II SHARES
                         ---------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.             to seek capital growth.
                         AMERICAN FRANCHISE FUND --
                         SERIES I SHARES (FORMERLY, INVESCO
                         V.I. CAPITAL APPRECIATION FUND --
                         SERIES I SHARES)
                         ---------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I.             Seeks capital growth and income
                         COMSTOCK FUND -- CLASS II SHARES    through investments in equity
                                                             securities, including common stocks,
                                                             preferred stocks and securities
                                                             convertible into common and preferred
                                                             stocks.
                         ---------------------------------------------------------------------------
                         INVESCO VAN KAMPEN V.I. EQUITY      Seeks both capital appreciation and
                         AND INCOME FUND -- CLASS II         current income.
                         SHARES
                         ---------------------------------------------------------------------------
ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN BALANCED WEALTH   Seeks to maximize total return
VARIABLE PRODUCTS        STRATEGY PORTFOLIO -- CLASS B       consistent with the adviser's
SERIES FUND, INC.                                            determination of reasonable risk.
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GLOBAL            Long-term growth of capital.
                         THEMATIC GROWTH PORTFOLIO --
                         CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN GROWTH AND        Long-term growth of capital.
                         INCOME PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN INTERNATIONAL     Long-term growth of capital.
                         VALUE PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN LARGE CAP         Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
                         ALLIANCEBERNSTEIN SMALL CAP         Long-term growth of capital.
                         GROWTH PORTFOLIO -- CLASS B
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP INFLATION PROTECTION FUND --     The fund pursues long-term total
VARIABLE PORTFOLIOS II,  CLASS II                            return using a strategy that seeks to
INC.                                                         protect against U.S. inflation.
                         ---------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK BASIC VALUE V.I.          Seeks capital appreciation and,
SERIES FUNDS, INC.       FUND -- CLASS III SHARES            secondarily, income.

                         ---------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.    Seeks high total investment return.
                         FUND -- CLASS III SHARES


                         ---------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES       Seeks long-term capital growth.
                         V.I. FUND -- CLASS III SHARES

                         ---------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.


------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




------------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
------------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.

------------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

------------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
------------------------------------------------------------------------
Seeks capital appreciation and,        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks high total investment return.    BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC and
                                       BlackRock International Limited)
------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
                                       (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
INSURANCE TRUST I        MARSICO GROWTH FUND -- CLASS 1     capital.
                         (FORMERLY, COLUMBIA MARSICO
                         GROWTH FUND, VARIABLE SERIES --
                         CLASS A)
                         -----------------------------------------------------------------------------
                         COLUMBIA VARIABLE PORTFOLIO --     The fund seeks long-term growth of
                         MARSICO INTERNATIONAL              capital.
                         OPPORTUNITIES FUND -- CLASS 2
                         (FORMERLY, COLUMBIA MARSICO
                         INTERNATIONAL OPPORTUNITIES FUND,
                         VARIABLE SERIES -- CLASS B)
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES          investing in a diversified portfolio of
                                                            high-yield, lower-rated corporate
                                                            bonds, commonly referred to as
                                                            "junk bonds."
                         -----------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                         SERVICE SHARES


                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO --          Seeks income and capital growth
INSURANCE PRODUCTS       SERVICE CLASS 2                    consistent with reasonable risk.
FUND











                         -----------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL                Seeks capital appreciation.
                         APPRECIATION PORTFOLIO --
                         SERVICE CLASS 2
                         -----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                         SERVICE CLASS 2                    will also consider the potential for
                                                            capital appreciation. The fund's goal is
                                                            to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                         -----------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP GROWTH & INCOME                Seeks high total return through a
                         PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                            capital appreciation.
                         -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)


-----------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)



-----------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
-----------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high-yield, lower-rated corporate
bonds, commonly referred to as
"junk bonds."
-----------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
-----------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                  Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity
                                          Research & Analysis Company
                                          (FRAC), Fidelity Management &
                                          Research (U.K.) Inc. (FMR U.K.),
                                          Fidelity International Investment
                                          Advisors (FIIA), Fidelity
                                          International Investment Advisors
                                          (U.K.) Limited (FIIA(U.K.)L), and
                                          Fidelity Investments Japan Limited
                                          (FIJ))
-----------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
        FIJ)
-----------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-----------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
-----------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
-----------------------------------------------------------------------------


                        SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                        ------------------------------------------------------------------------------
                        VIP GROWTH OPPORTUNITIES           The fund seeks to provide capital
                        PORTFOLIO -- SERVICE CLASS 2       growth.




                        ------------------------------------------------------------------------------
                        VIP GROWTH STOCK PORTFOLIO --      The fund seeks capital appreciation.
                        SERVICE CLASS 2
                        ------------------------------------------------------------------------------
                        VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                        PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                           capital.
                        ------------------------------------------------------------------------------
                        VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                        SERVICE CLASS 2

                        ------------------------------------------------------------------------------
                        VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                        SERVICE CLASS 2

                        ------------------------------------------------------------------------------
FRANKLIN TEMPLETON      MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE      CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                             normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                        ------------------------------------------------------------------------------
                        TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                        FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                           equity securities of companies located
                                                           anywhere in the world, including those
                                                           in the U.S. and in emerging markets.
                        ------------------------------------------------------------------------------
GE INVESTMENTS          CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
FUNDS, INC.             CLASS 1 SHARES                     future income.
                        ------------------------------------------------------------------------------
                        REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                        CLASS 1 SHARES                     current income and capital
                                                           appreciation.
                        ------------------------------------------------------------------------------
                        SMALL-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital.
                        SHARES





                        ------------------------------------------------------------------------------
                        TOTAL RETURN FUND -- CLASS 3       Seeks the highest total return,
                        SHARES                             composed of current income and
                                                           capital appreciation, as is consistent
                                                           with prudent investment risk.


                        ------------------------------------------------------------------------------
                        U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                        SHARES
                        ------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  GOLDMAN SACHS MONEY MARKET         Seeks to maximize current income to
INSURANCE TRUST         FUND -- SERVICE SHARES             the extent consistent with the
                                                           preservation of capital and the
                                                           maintenance of liquidity by investing
                                                           exclusively in high quality money
                                                           market instruments.
                        ------------------------------------------------------------------------------

                                                ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                        AS APPLICABLE)
----------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
----------------------------------------------------------------------------------
The fund seeks capital appreciation.       FMR (subadvised by FMRC, FMR
         U.K., FMR H.K., and FMR Japan)
----------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
----------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
----------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
                                           FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
----------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
----------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
----------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
----------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
----------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
                                           (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC, GlobeFlex
                                           Capital, LP, Kennedy Capital
                                           Management, Inc. and SouthernSun
                                           Asset Management, Inc.)
----------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Urdang Securities
capital appreciation, as is consistent     Management, Inc. (for real estate
with prudent investment risk.              related investments only) and Palisade
                                           Capital Management, L.L.C. (for
                                           small-cap equity investments only))
----------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

----------------------------------------------------------------------------------
Seeks to maximize current income to        Goldman Sachs Asset Management,
the extent consistent with the             L.P.
preservation of capital and the
maintenance of liquidity by investing
exclusively in high quality money
market instruments.
----------------------------------------------------------------------------------


                            SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                            ------------------------------------------------------------------------------
JANUS ASPEN SERIES          BALANCED PORTFOLIO --              Seeks long-term capital growth,
                            SERVICE SHARES                     consistent with preservation of capital
                                                               and balanced by current income.
                            ------------------------------------------------------------------------------
                            FORTY PORTFOLIO -- SERVICE SHARES  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                            ------------------------------------------------------------------------------
MFS(R) VARIABLE             MFS(R) INVESTORS GROWTH STOCK      The fund's investment objective is to
INSURANCE TRUST             SERIES -- SERVICE CLASS SHARES     seek capital appreciation.
                            ------------------------------------------------------------------------------
                            MFS(R) TOTAL RETURN SERIES --      The fund's investment objective is to
                            SERVICE CLASS SHARES               seek total return.
                            ------------------------------------------------------------------------------
                            MFS(R) UTILITIES SERIES --         The fund's investment objective is to
                            SERVICE CLASS SHARES               seek total return.
                            ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE        OPPENHEIMER BALANCED               The Fund seeks a high total investment
ACCOUNT FUNDS               FUND/VA -- SERVICE SHARES          return, which includes current income
                                                               and capital appreciation
                            ------------------------------------------------------------------------------
                            OPPENHEIMER CAPITAL                The Fund seeks capital appreciation by
                            APPRECIATION FUND/VA --            investing in securities of well-known,
                            SERVICE SHARES                     established companies.
                            ------------------------------------------------------------------------------
                            OPPENHEIMER GLOBAL SECURITIES      The Fund seeks long-term capital
                            FUND/VA -- SERVICE SHARES          appreciation by investing a substantial
                                                               portion of its assets in securities of
                                                               foreign issuers, "growth type"
                                                               companies, cyclical industries and
                                                               special situations that are considered to
                                                               have appreciation possibilities.
                            ------------------------------------------------------------------------------
                            OPPENHEIMER MAIN STREET            The Fund seeks high total return.
                            FUND/VA -- SERVICE SHARES
                            ------------------------------------------------------------------------------
                            OPPENHEIMER MAIN STREET SMALL-     The Fund seeks capital appreciation.
                            & MID- CAP FUND(R)/VA -- SERVICE
                            SHARES
                            ------------------------------------------------------------------------------
PIMCO VARIABLE              ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST             CLASS SHARES                       with preservation of real capital and
                                                               prudent investment management.
                            ------------------------------------------------------------------------------
                            HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ------------------------------------------------------------------------------
                            LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                            PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                            SHARES                             and prudent investment management.
                            ------------------------------------------------------------------------------
                            LOW DURATION PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ------------------------------------------------------------------------------
                            TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
                            SHARES

                            ------------------------------------------------------------------------------
                            JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                            CLASS II SHARES

                            ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
------------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
------------------------------------------------------------------------------
The Fund seeks a high total investment     OppenheimerFunds, Inc.
return, which includes current income
and capital appreciation
------------------------------------------------------------------------------
The Fund seeks capital appreciation by     OppenheimerFunds, Inc.
investing in securities of well-known,
established companies.
------------------------------------------------------------------------------
The Fund seeks long-term capital           OppenheimerFunds, Inc.
appreciation by investing a substantial
portion of its assets in securities of
foreign issuers, "growth type"
companies, cyclical industries and
special situations that are considered to
have appreciation possibilities.
------------------------------------------------------------------------------
The Fund seeks high total return.          OppenheimerFunds, Inc.

------------------------------------------------------------------------------
The Fund seeks capital appreciation.       OppenheimerFunds, Inc.


------------------------------------------------------------------------------
Seeks maximum real return consistent       Pacific Investment Management
with preservation of real capital and      Company LLC
prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks maximum total return,                Pacific Investment Management
consistent with preservation of capital    Company LLC
and prudent investment management.
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         Prudential Investments LLC
                                           (subadvised by Jennison Associates
                                           LLC)
------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                             ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN                INVESTMENT OBJECTIVE                  AS APPLICABLE)
                      -------------------------------------------------------------------------------------------------------
                      NATURAL RESOURCES PORTFOLIO --  Seeks long-term growth of capital.  Prudential Investments LLC
                      CLASS II SHARES                                                     (subadvised by Jennison Associates
                                                                                          LLC)
                      -------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE  WELLS FARGO ADVANTAGE VT OMEGA  The fund seeks long-term capital    Wells Fargo Funds Management,
TRUST                 GROWTH FUND -- CLASS 2          appreciation.                       LLC (sub-advised by Wells Capital
                                                                                          Management Incorporated)
                      -------------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                         SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO VAN KAMPEN V.I.               to seek capital growth.
FUNDS (INVESCO VARIABLE  AMERICAN FRANCHISE FUND --
INSURANCE FUNDS)          SERIES II SHARES (FORMERLY, INVESCO
                         VAN KAMPEN V.I. CAPITAL GROWTH
                         FUND -- SERIES II SHARES)
                         -----------------------------------------------------------------------------
LEGG MASON PARTNERS      LEGG MASON CLEARBRIDGE VARIABLE       Seeks a high level of current income.
VARIABLE EQUITY TRUST    EQUITY INCOME BUILDER                 Long-term capital appreciation is a
                         PORTFOLIO -- CLASS II                 secondary objective.
                         -----------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                    AS APPLICABLE)
-------------------------------------------------------------------------
to seek capital growth.                Invesco Advisers, Inc.




-------------------------------------------------------------------------
Seeks a high level of current income.  Legg Mason Partners Fund Advisor,
Long-term capital appreciation is a    LLC (subadvised by ClearBridge
secondary objective.                   Advisors, LLC)
-------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                          ADVISER (AND SUB-ADVISER(S),
                       SUBACCOUNT INVESTING IN              INVESTMENT OBJECTIVE                AS APPLICABLE)
                       --------------------------------------------------------------------------------------------------
AIM VARIABLE           INVESCO VAN KAMPEN V.I. VALUE  Long-term growth of capital.      Invesco Advisers, Inc.
INSURANCE FUNDS        OPPORTUNITIES FUND -- SERIES
(INVESCO VARIABLE      II SHARES (FORMERLY, INVESCO
INSURANCE FUNDS)       V.I. BASIC VALUE FUND --
                       SERIES II SHARES)
                       --------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE     BLACKROCK LARGE CAP GROWTH     Seeks long-term capital growth.   BlackRock Advisors, LLC
SERIES FUNDS, INC.     V.I. FUND -- CLASS III SHARES                                    (subadvised by BlackRock
                                                                                        Investment Management, LLC)
                       --------------------------------------------------------------------------------------------------
GE INVESTMENTS         INCOME FUND -- CLASS 1 SHARES  Seeks maximum income              GE Asset Management
FUNDS, INC.                                           consistent with prudent           Incorporated
                                                      investment management and the
                                                      preservation of capital.
                       --------------------------------------------------------------------------------------------------
                       PREMIER GROWTH EQUITY          Seeks long-term growth of         GE Asset Management
                       FUND -- CLASS 1 SHARES         capital and future income rather  Incorporated
                                                      than current income.
                       --------------------------------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/       Seeks growth of capital and       GE Asset Management
                                                      accumulation of income that       Incorporated (subadvised by SSgA
                                                      corresponds to the investment     Funds Management, Inc.)
                                                      return of the S&P 500(R)
                                                      Composite Stock Index.
                       --------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE         Seeks capital appreciation.       Legg Mason Partners Fund
VARIABLE EQUITY TRUST  VARIABLE AGGRESSIVE GROWTH                                       Advisor, LLC (subadvised by
                       PORTFOLIO -- CLASS II                                            ClearBridge Advisors, LLC)
                       --------------------------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE         Seeks long-term capital growth.   Legg Mason Partners Fund
                       VARIABLE FUNDAMENTAL ALL CAP   Current income is a secondary     Advisor, LLC (subadvised by
                       VALUE PORTFOLIO --CLASS I      consideration.                    ClearBridge Advisors, LLC)
                       --------------------------------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                                                                                         ADVISER (AND SUB-ADVISER(S),
                      SUBACCOUNT INVESTING IN              INVESTMENT OBJECTIVE                AS APPLICABLE)
                      --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS TRUST         The fund's investment objective   Massachusetts Financial Services
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES is to seek capital appreciation.  Company
                      --------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER SMALL- & MID-CAP   Seeks capital appreciation by     OppenheimerFunds, Inc.
ACCOUNT FUNDS         GROWTH FUND/VA -- SERVICE      investing in "growth type"
                      SHARES                         companies.
                      --------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
                    SHARES/1/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.